John Hancock Investment Trust

Supplement dated December 9, 2016 to the current summary prospectus

John Hancock Enduring Assets Fund (the fund)

Effective December 20, 2016, the fund will automatically lose its status as a non-diversified fund. Accordingly, the fund operates, and will continue to operate, as a diversified fund, and all references to the fund being non-diversified are hereby removed from the summary prospectus.

You should read this Supplement in conjunction with the summary prospectus and retain it for future reference.